EQUITY	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
EQUITY

NOTE 15 – EQUITY

Common Shares

The Company was incorporated under the Business Corporation Act of Ontario, Canada on August 20, 2013. The Company is authorized to issue an unlimited number of shares designated as common shares with a par value of $0.75 (C$1.00) each, and unlimited number of special shares designated as preference shares. On August 20, 2013, the Company issued 100 common shares to Ms. Fan Zhou at cost of $75 (C$100), and Ms. Fan Zhou transferred her 100 common shares to 3888 Investment Group Limited at cost on August 21, 2013.

On October 15, 2021, the shareholders of the Company approved: (a) a 10,000 for 1 stock split whereby every authorized, issued and outstanding common share was exchange for 10,000 new common shares; (b) decrease of par value of the common shares from $0.75 (C$1) to $0.000075 (C$0.0001).

On March 18, 2022, the shareholders of the Company further approved i) a decrease of the par value of the common shares from $0.000075 (C$0.0001) to no par value (the “Par Value Change”); and ii) a 35-for-1 stock split whereby every authorized, issued and outstanding common share was exchanged for 35 new common shares (the “Stock Split”). The Stock Split and the Par Value Change are referred as the “Recapitalization”. All share information included in these consolidated financial statements have been retroactively adjusted for the Recapitalization as if such Par Value change, Stock Split and share increase occurred on the first day of the first period presented.

Initial Public Offering (“IPO”)

On May 19, 2022, the Company closed its IPO of 4,250,000 Common Shares at a public offering price of $4.00 per share for gross proceeds of $17.0 million. The total net proceeds to the Company from the IPO, after deducting discounts, expense allowance, and expenses, were approximately $14.3 million. Pursuant to the terms and conditions of the Underwriting Agreement, the Underwriters may exercise an overallotment option to purchase all or any part of an additional 637,500 Common Shares at $4.00 per Common Share by July 5, 2022. As of the reporting date, no such option has been exercised. At the closing of the Offering, the Company deposited $500,000 from the proceeds of the Offering into an escrow account for the purpose of covering potential claims against the Underwriters, pursuant to the indemnification provisions of the Underwriting Agreement. The escrow account will remain in place for a period of eighteen (18) months after the closing date of the Offering. In connection with the Offering, the Company’s common shares began trading on the NASDAQ under the symbol “VEDU.”

As at March 31, 2023 and 2022, 39,250,000 and 35,000,000 common shares were outstanding, respectively, at no par value.

As at March 31, 2023 and 2022, no options were outstanding respectively. As at March 31, 2023, the Company had granted Series A Warrant with right to purchase 1,279,357 common shares and Series B Warrant with rights to purchase 1,944,445 common shares. (March 31, 2022: nil and nil). (See note 14).